Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases [Abstract]
Schedule of Undiscounted Cash Payment Obligations for Its Non-Cancelable Lease Liabilities	The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:
2023	$8,142
2024	2,714
2025	—
2026	—
2027	—
Total undiscounted cash payments	10,856
Less interest	(103)
Present value of payments	$10,753
The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:
2023	$32,568
2024	2,714
2025	-
2026	-
2027	-
Total undiscounted cash payments	35,282
Less interest	(1,319)
Present value of payments	$33,963